Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)
(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2020-2 — Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “ECMC 2020-2 Loan Tape 20200630.xlsx” (the “Data File”), provided by the Company on July 28, 2020, containing certain information on 42,774 student loans (the “Student Loans”) as of June 30, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2020-2. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•                  The term “CLASS System” means Navient Solutions, LLC’s (“Navient’s”) servicing system for student loans serviced by Navient.

•                  The term “GUARANTEE System” means the Company’s servicing system.

•                  The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type attached hereto as Exhibit B.

•                  The term “ECMC Interest Rate Document” means a document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 26, 2019, attached hereto as Exhibit C.

•                  The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans (defined below): #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen within the CLASS System, and Loan Overview and Disbursements Screen, NSLDS Screen and ECMC SQL Query Screen within the GUARANTEE System, ECMC Lookup Code Document, and ECMC Interest Rate Document. The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan Files.

I.                The Selected Student Loans

The Company instructed us to select a random sample of 100 Student Loans from the Data File. The resulting sample of 100 selected Student Loans constitutes the “Selected Student Loans,” attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

II.           The Data File

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Data File to the information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified, constituted an exception. Where applicable, the Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File / Instructions
Origination Date

“FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the Origination Date in the Data File, we were instructed by the Company to compare the origination date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the Origination Date in the Data File.

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document.

If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

In the event the resulting Loan Type (subsidized or non-subsidized) did not agree with the Loan Type in the Data File, we were instructed by the Company to compare the loan type in the “Loan Type” field on the Loan Overview and Disbursement Screen within the GUARANTEE System to the Loan Type in the Data File.

Interest Rate Type	ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest

Attribute	Loan File / Instructions

Rate Document using the Loan Type information in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Data File.

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Selected Student Loans that are fixed rate(identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2019-6/30/2020” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Data File, we were instructed by the Company to compare the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Data File.

Attribute	Loan File / Instructions

In the event the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Data File, the Company instructed us to (i) add the principal payment amounts after the Cutoff Date in the “PRINCIPAL” field or subtract capitalized interest after the Cutoff Date in the “PRINCIPAL” field with a transaction code of 980 on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111 ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

First Disbursement Date

“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the First Disbursement Date in the Data File, we were instructed by the Company to compare the first disbursement date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the First Disbursement Date in the Data File.

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Data File.

In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the Loan Status in the Data File, we were instructed by the Company to use the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document did not agree with the Loan Status in the Data File, the

Attribute	Loan File / Instructions

Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Data File.

For Selected Student Loan #58 for which the Loan Status in the Data File was “Claim in Process — FORB,” we were instructed by the Company to consider “Claim in Process — FORB” to be in forbearance.

School Type	“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC Lookup Code Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC Lookup Code Document. We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document.

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC Lookup Code Document did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen or the original school in the “orig_school” field on the ECMC SQL Query Screen within the GUARANTEE System to the “School ID” field in the ECMC Lookup Code Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document. We were then instructed to compare the resulting School Type to the School Type in the Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

First Repayment Date	“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the First Repayment Date in the Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen

Attribute	Loan File / Instructions

within the GUARANTEE System to the First Repayment Date in the Data File.

Last Payment Date	“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as “blank” in the “LAST_PAYMENT_ DATE” field in the Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date on or before the Cutoff Date in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Data File.

Anticipated Payoff Date	“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State	“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Data File, we were instructed by the Company to compare the state on or before the Cutoff Date in the “CRITICAL CHANGE- PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System or the state in the “state” field on the ECMC SQL Query Screen within the GUARANTEE System to the State in the Data File.

Subsidy Indicator	“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File and Loan Files, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
August 20, 2020

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	20202001	26	20202026	51	20202051	76	20202076
2	20202002	27	20202027	52	20202052	77	20202077
3	20202003	28	20202028	53	20202053	78	20202078
4	20202004	29	20202029	54	20202054	79	20202079
5	20202005	30	20202030	55	20202055	80	20202080
6	20202006	31	20202031	56	20202056	81	20202081
7	20202007	32	20202032	57	20202057	82	20202082
8	20202008	33	20202033	58	20202058	83	20202083
9	20202009	34	20202034	59	20202059	84	20202084
10	20202010	35	20202035	60	20202060	85	20202085
11	20202011	36	20202036	61	20202061	86	20202086
12	20202012	37	20202037	62	20202062	87	20202087
13	20202013	38	20202038	63	20202063	88	20202088
14	20202014	39	20202039	64	20202064	89	20202089
15	20202015	40	20202040	65	20202065	90	20202090
16	20202016	41	20202041	66	20202066	91	20202091
17	20202017	42	20202042	67	20202067	92	20202092
18	20202018	43	20202043	68	20202068	93	20202093
19	20202019	44	20202044	69	20202069	94	20202094
20	20202020	45	20202045	70	20202070	95	20202095
21	20202021	46	20202046	71	20202071	96	20202096
22	20202022	47	20202047	72	20202072	97	20202097
23	20202023	48	20202048	73	20202073	98	20202098
24	20202024	49	20202049	74	20202074	99	20202099
25	20202025	50	20202050	75	20202075	100	20202100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

ECMC Lookup Code Document

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status

Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

Exhibit B

School Type

School ID	School Name	Navient School Type	Loan Tape School Type
000000	CLAIMS PROCESSING SCHOOL	NULL	Consolidation
001074	GRAND CANYON UNIVERSITY	4	4-Year
001138	CALIFORNIA STATE UNIVERSITY	4	4-Year
001139	CA STATE UNIVERSITY, LONG BEACH	4	4-Year
001150	CALIF STATE U SACRAMENTO	4	4-Year
001346	ARAPAHOE COMMUNITY COLLEGE	4	4-Year
001365	COLORADO STATE UNIVERSITY-PUEBLO	4	4-Year
001459	STRAYER UNIVERSITY	4	4-Year
001509	NOVA SOUTHEASTERN UNIVERSITY	4	4-Year
001534	FL METRO UNIVERSITY	4	4-Year
001828	PURDUE UNIV FORT WAYNE CENTER	4	4-Year
001893	UPPER IOWA UNIVERSITY	4	4-Year
001980	PIKEVILLE COLLEGE	4	4-Year
002246	CLEARY COLLEGE	4	4-Year
002249	DAVENPORT UNIVERSITY	4	4-Year
002328	WASHTENAW COMMUNITY COLLEGE	2	2-Year
002678	BRYANT & STRATTON COLLEGE	4	4-Year
002703	COLLEGE OF MOUNT ST VINCENT	4	4-Year
003024	CASE WESTERN RESERVE UNIVERSITY	4	4-Year
003046	FRANKLIN UNIVERSITY	4	4-Year
003076	MIAMI-JACOBS CAREER COLLEGE	2	2-Year
003123	UNIVERSITY OF AKRON	4	4-Year
003144	XAVIER UNIVERSITY	4	4-Year
003213	PORTLAND COMMUNITY COLLEGE	2	2-Year
003258	DUQUESNE UNIVERSITY	4	4-Year
003404	JOHNSON & WALES UNIVERSITY	4	4-Year
003419	CHARLESTON SOUTHERN UNIVERSITY	4	4-Year
003435	LANDER UNIVERSITY	4	4-Year
003438	MEDICAL UNIV OF SOUTH CAROLINA	4	4-Year
003449	UNIVERSITY OF SOUTH CAROLINA AT AIKEN	4	4-Year
003451	COASTAL CAROLINA UNIVERSITY	4	4-Year
003496	KING COLLEGE	4	4-Year
003510	MIDDLE TENNESSEE STATE UNIVERSITY	4	4-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	4	4-Year
003581	LAMAR UNIVERSITY	4	4-Year
003712	TIDEWATER COMMUNITY COLLEGE	2	2-Year
003726	AMERICAN NATIONAL UNIVERSITY	4	4-Year
003754	VIRGINIA POLYTECHNIC INST & ST UNIV	4	4-Year
003991	GREENVILLE TECHNICAL COLLEGE	2	2-Year
003991	GREENVILLE TECHNICAL COLLEGE	4	4-Year
003993	MIDLANDS TECHNICAL COLLEGE	2	2-Year
004508	UNIV OF COLORADO DENVER	4	4-Year
004586	PURDUE UNIVERSITY GLOBAL	4	4-Year
004586	PURDUE UNIVERSITY GLOBAL	4	4-Year
004673	BAKER COLLEGE	4	4-Year
004920	TRIDENT TECHNICAL COLLEGE	2	2-Year
004925	HORRY-GEORGETOWN TECHNICAL COLLEGE	2	2-Year
005363	DENMARK TECH EDUC CTR	2	2-Year
006815	ORANGEBURG - CALHOUN TECHNICAL COLLEGE	2	2-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	4	4-Year
007234	HEALD COLLEGE	2	2-Year
007572	AMERICAN MUSICAL & DRAMATIC ACADEMY	4	4-Year
007635	CAPITAL COMMUNITY COLLEGE	2	2-Year
007819	THE ART INSTITUTE OF PORTLAND	4	4-Year
007845	NEW ENGLAND INSTITUTE OF TECHNOLOGY	4	4-Year

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type
008329	ITT TECHNICAL INSTITUTE	4	4-Year
010316	LINCOLN COLLEGE OF TECHNOLOGY	2	2-Year
010319	FORTIS INSTITUTE	2	2-Year
010374	METROPOLITAN STATE UNIVERSITY	4	4-Year
010727	DEVRY UNIVERSITY	4	4-Year
010879	RICHLAND COMMUNITY COLLEGE	2	2-Year
012425	STONE ACADEMY	T	Proprietary
020530	LIBERTY UNIVERSITY	4	4-Year
020753	PULASKI TECHNICAL COLLEGE	2	2-Year
020988	UNIVERSITY OF PHOENIX	4	4-Year
021136	AMERICAN INTERCONTINENTAL UNIVERSITY	4	4-Year
021799	ARGOSY UNIVERSITY	4	4-Year
022091	STAGE ONE, THE HAIR SCHOOL	T	Proprietary
022506	EVEREST COLLEGE	4	4-Year
022769	COMMUNITY COLLEGE OF AURORA	2	2-Year
023122	TEXAS SCHOOL OF BUSINESS	2	2-Year
023122	TEXAS SCHOOL OF BUSINESS	T	Proprietary
024973	MILAN INSTITUTE	2	2-Year
024973	MILAN INSTITUTE	T	Proprietary

Exhibit C

ECMC Interest Rate Document

FFEL “Converted” Variable-rate Stafford Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Loans That Were Subject to the “Windfall Profits” Provisions of §427A(i) of the HEAL)

(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 — 6/30/20
8/10% Loans (SD/XS FVAR10) (new borrowers)	7-1-88 and 7-23-92	7-23-92 10-1-92	§427A(i)(1) §427A(i)(7)(A)	2.36%	3.25%	5.61%	10%	5.61%

7% Loans (SD/SE FVAR7) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	7%	5.46%

8% Loans (SD/SE FVAR8) (old borrowers)	7-23-92 SD/XB 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	8%	5.46%

9% Loans (SD/SE FVAR9) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	9%	5.46%

8/10% Loans (SD) (SE/XE FVAR10) (old borrowers)	7-23-92 SD 10-1-92 SE/XE	10-1-92 SD 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	10%	5.46%

Page 1	June 26, 2019

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 — 6/30/20
“New” Borrower (SE/XE EVAR)	10/1/92	7/1/94	§427A(e)(1)		2.36%	3.1%	5.46%	9%	5.46%
“New” Borrower (SE/XE EVAR)	7/1/94 (for a period of enrollment ending prior to 7/1/94)		§427A(e)(1)		2.36%	3.1%	5.46%	9%	5.46%
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	7/1/94 (for a period of enrollment that includes or begins on or after 7/1/94)	7/1/95	§427A(f)(1)		2.36%	3.1%	5.46%	8.25%	5.46%

Page 2	June 26, 2019

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 — 6/30/20
All Borrowers (regardless of prior borrowing)	7/1/95	7/1/98	§427A(g)(2) (SH/XH EVAR)	In-school, grace and deferment periods	2.36%	2.5%	4.86%	8.25%	4.86%

			§427A(f)(1) (SG EVAR)	All other periods	2.36%	3.1%	5.46%	8.25%	5.46. %
All Borrowers (regardless of prior borrowing)	7/1/98	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/ LA/LE EVAR)	In-school, grace and deferment periods	2.36%	1.7%	4.06%	8.25%	4.06%

			§427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/LB/LF EVAR)	All other periods	2.36%	2.3%	4.66%	8.25%	4.66%

Page 3	June 26, 2019

Exhibit C

FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Table 3)

COHORT			CITATION	INTEREST RATE FORMULA (T Bill Rate + Additional Sum = Total)
Type of Loan	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	One-year Constant Maturity	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 — 6/30/20
PLUS/SLS* (SD VAR)		10/1/92	§427A(c)(4)(B)		1.98%	3.25%	5.23%	12%	5.23%
SLS* (SE/XE EVAR)	10/1/92 (for a period of enrollment beginning prior to 7/1/94)		§427A(c)(4)(D)		1.98%	3.1%	5.08%	11%	5.08%
PLUS* (SE EVAR)	10/1/92	7/1/94	§427A(c)(4)(D)		1.98%	3.1%	5.08%	10%	5.08%
PLUS (SG EVAR)	7/1/94	7/1/98	§427A(c)(4)(E)		1.98%	3.1%	5.08%	9%	5.08%
PLUS* (SH EVAR)	7/1/98	1/1/2000	§427A(j)(3) §427A(k)(3)	2.36%		3.1%	5.46%	9%	5.46%
PLUS (CD/XQ/CH/ LD/LH/ EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	2.36%		3.1%	5.46%	9%	5.46%

* These loans will not be subject to special allowance payments during the four quarters ending 9/30/19, 12/31/19, 3/31/2020, and 6/30/2020. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

Page 4	June 26, 2019

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
	7/1/94			§428C(c)(1)(B)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9 percent.
7/1/94 (SE)			11/13/97	§428C(c)(1)(C)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent.

Page 5	June 26, 2019

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
		11/13/97 (SG/XG EVAR)	10/1/98	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1, 2019 through June 30, 2020 the interest rate for these loans is 2.36 percent plus 3.10 percent or 5.46 percent.)	8.25%
		10/1/98 (SL/XL/CC/CG/CK/LC/LG/LK)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate.	8.25%

Page 6	June 26, 2019

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2019 through June 30, 2020

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
HEAL Portion of the Consolidation Loan		11/13/97	6/30/2010	§428C(d)(2)(B)

The interest rate for the HEAL portion of the consolidation loan is determined annually and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent. (For the period July 1, 2019 through June 30, 2020 the interest rate for these loans is 2.37 percent plus 3.00 percent or 5.37 percent.) There is no maximum rate on this portion of the loan.

N/A

Page 7	June 26, 2019

Exhibit C

Loans First Disbursed on or After July 1, 2006 have Fixed Rates:

LOAN TYPE	GRADE LEVEL	First Disbursed July 1, 2006 through June 30, 2008	First Disbursed July 1, 2008 through June 30, 2009	First Disbursed July 1, 2009 through June 30, 2010
Subsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.00	5.60
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
Unsubsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
PLUS Loans	Parent and Grad Student (CH/CM/LH/LM)	8.50	8.50	8.50

Page 8	June 26, 2019